UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               39555 Orchard Hill Place, Ste. 139
                          Novi, MI  48375

   Form 13F File Number:  028-13006


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-380-1700

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Novi, MI                    07/XX/10
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 64

Form 13F Information Value Total (thousands):     $189,712


List of Other Included Managers: NONE

Form 13F-HR Information Table

                              Title of                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                  Class            CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                  -----            -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
Abbott Laboratories           COM             002824100      8231   175941    SH           SOLE               0       0      175941
AMBAC Financial Grp.          COM             023139108        26    38100    SH           SOLE               0       0       38100
Amedisys Inc.                 COM             023436108       387     8800    SH           SOLE               0       0        8800
American Oriental
  Bioengineering              COM             028731107        72    28500    SH           SOLE               0       0       28500
Amgen, Inc.                   COM             031162100      6493   123438    SH           SOLE               0       0      123438
A-Power Energy Gener          COM             G04136100       310    43500    SH           SOLE               0       0       43500
Berkshire Hathaway Inc.       CL B            084670207       271     3400    SH           SOLE               0       0        3400
CDC Corporation Class A       SHS A           G2022L106       106    51000    SH           SOLE               0       0       51000
China Fire & Sec              COM             16938R103       158    17233    SH           SOLE               0       0       17233
China Med                     SPONSORED ADR   169483104       157    14900    SH           SOLE               0       0       14900
China Security & Sur          COM             16942J105       202    43660    SH           SOLE               0       0       43660
Chipmos Technologies          SHS             G2210R106        34    23000    SH           SOLE               0       0       23000
Cisco Systems Inc             COM             17275R102       342    16071    SH           SOLE               0       0       16071
Coach Inc.                    COM             189754104      9814   268508    SH           SOLE               0       0      268508
Coca Cola                     COM             191216100       501    10000    SH           SOLE               0       0       10000
Colgate-Palmolive             COM             194162103       421     5350    SH           SOLE               0       0        5350
ConocoPhilips                 COM             20825C104       328     6681    SH           SOLE               0       0        6681
eBay Inc.                     COM             278642103      8399   428313    SH           SOLE               0       0      428313
EMC Corp                      COM             268648102      9018   492792    SH           SOLE               0       0      492792
Emerson                       COM             291011104       363     8300    SH           SOLE               0       0        8300
Entremed                      COM             29382F103        69   169994    SH           SOLE               0       0      169994
Exxon Mobil Corp.             COM             30231G102       879    15398    SH           SOLE               0       0       15398
Factset Research Sys          COM             303075105      3850    57478    SH           SOLE               0       0       57478
Fastenal Co.                  COM             311900104       612    12200    SH           SOLE               0       0       12200
First Financial Bancorp       COM             320209109      6421   429470    SH           SOLE               0       0      429470
Franklin Resources I          COM             354613101      1123    13030    SH           SOLE               0       0       13030
General Electric              COM             369604103       273    18900    SH           SOLE               0       0       18900
Genzyme Corp                  COM             372917104       254     5000    SH           SOLE               0       0        5000
GFI Group Inc                 COM             361652209       206    37000    SH           SOLE               0       0       37000
Gilead Sciences Inc.          COM             375558103      7342   214169    SH           SOLE               0       0      214169
Global Payments Inc.          COM             37940X102      7849   214803    SH           SOLE               0       0      214803
HCC Insurance Holdings        COM             404132102      6225   251403    SH           SOLE               0       0      251403
Int'l Bus. Machines           COM             459200101       850     6886    SH           SOLE               0       0        6886
ISIS Pharmaceuticals          COM             464330109       464    48440    SH           SOLE               0       0       48440
J P Morgan & Co Inc.          COM             46625H100       289     7887    SH           SOLE               0       0        7887
Johnson & Johnson             COM             478160104       479     8111    SH           SOLE               0       0        8111
Kinetic Concepts Inc.         COM             49460W208       294     8051    SH           SOLE               0       0        8051
LJ International Inc.         ORD             G55312105       333   127259    SH           SOLE               0       0      127259
McDonald's Corporation        COM             580135101       998    15146    SH           SOLE               0       0       15146
Medtronic Inc.                COM             585055106       680    18747    SH           SOLE               0       0       18747
Merge Technologies Inc.       COM             589981109       456   155600    SH           SOLE               0       0      155600
Neogen Corp.                  COM             640491106       256     9843    SH           SOLE               0       0        9843
NeuStar Inc.                  CL A            64126X201      4737   229717    SH           SOLE               0       0      229717
Northern Trust Corp;          COM             665859104       560    12000    SH           SOLE               0       0       12000
O Reilly Automotive Inc.      COM             686091109     13418   282126    SH           SOLE               0       0      282126
Oracle Corp.                  COM             68389X105       305    14192    SH           SOLE               0       0       14192
Philip Morris Intl  Inc       COM             718172109       447     9750    SH           SOLE               0       0        9750
Portfolio Recovery            COM             73640Q105      5993    89735    SH           SOLE               0       0       89735
Praxair Inc.                  COM             74005P104      9270   121985    SH           SOLE               0       0      121985
Premier Exhibitions           COM             74051E102       287   224322    SH           SOLE               0       0      224322
Procter & Gamble              COM             742718109      2703    45061    SH           SOLE               0       0       45061
Research In Motion Ltd.       COM             760975102      4109    83411    SH           SOLE               0       0       83411
Rockwell Medical              COM             774374102        98    18300    SH           SOLE               0       0       18300
Roper Industries Inc.         COM             776696106      9830   175661    SH           SOLE               0       0      175661
S&P Depository R              UNIT SER 1 S&P  78462F103       408     3957    SH           SOLE               0       0        3957
Sandisk Corp.                 COM             80004C101       477    11350    SH           SOLE               0       0       11350
St. Jude Medical              COM             790849103      8735   242020    SH           SOLE               0       0      242020
StanCorp Financial Group      COM             852891100      6747   166429    SH           SOLE               0       0      166429
Stec Inc.                     COM             784774101       316    25150    SH           SOLE               0       0       25150
Stryker                       COM             863667101     10397   207687    SH           SOLE               0       0      207687
T Rowe Price Group Inc.       COM             74144T108      6806   153328    SH           SOLE               0       0      153328
Teva Pharmaceutical Indus     ADR             881624209       218     4200    SH           SOLE               0       0        4200
Tractor Supply Co.            COM             892356106      9129   149735    SH           SOLE               0       0      149735
Waters Corp.                  COM             941848103      8890   137396    SH           SOLE               0       0      137396